SEGMENTED INFORMATION	9 Months Ended
Sep. 30, 2021
Note 20 - SEGEMENTED INFORMATION
20.	SEGMENTED INFORMATION

The Company’s revenues for the three and nine months ended September 30, 2021 of $1,881 and $1,910 (September 30, 2020 - $2,659 and $14,615) are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine and processed material from the Avino Historic Above Ground stockpiles.

On the condensed consolidated interim statements of operations, the Company had revenue from the following product mixes:

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Silver	$683	$924	$698	$5,668
Copper	398	1,344	407	7,823
Gold	1,179	768	1,184	4,506
Penalties, treatment costs and refining charges	(379)	(377)	(379)	(3,382)
Total revenue from mining operations	$1,881	$2,659	$1,910	$14,615

For the nine months ended September 30, 2021, the Company had one customer (September 30, 2020 – three customers) that accounted for total revenues as follows:

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Customer #1	$1,881	$2,310	$1,910	$11,194
Customer #2	-	-	-	(18)
Customer #3	-	314	-	3,179
Customer #4	-	35	-	260
Customer #5	-	-	-	-
Customer #6	-	-	-	-
Total revenue from mining operations	$1,881	$2,659	$1,910	$14,615

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	September 30, 2021	December 31, 2020
Exploration and evaluation assets - Mexico	$10,916	$10,051
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$10,917	$10,052

	September 30, 2021	December 31, 2020
Plant, equipment, and mining properties - Mexico	$35,089	$34,475
Plant, equipment, and mining properties - Canada	309	371
Total plant, equipment, and mining properties	$35,398	$34,846